Fixed Assets - Additional Disclosure (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		16 Months Ended	25 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Depreciation Expense	$ 28,442	$ 5,212	$ 76,519	$ 8,171	$ 13,892	$ 0	$ 13,892	$ 90,411